Commitments and Contingencies - Contractual Charter Revenue (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Unbilled Receivables, Not Billable at Balance Sheet Date [Abstract]
Twelve months ending June 30, 2019	$ 62,267
Twelve months ending June 30, 2020	47,275
Twelve months ending June 30, 2021	47,257
Twelve months ending June 30, 2022	45,468
Twelve months ending June 30, 2023 and after	$ 110,664